UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl          8/15/2005
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                    6/30/2005

                                   TITLE OF               VALUE     SHARES/  SH/  PUT/   INVSTMT    OTHER        VOTING AUTHORITY
         NAME OF ISSUER             CLASS      CUSIP    (x$1000)    PRN AMT  PRN  CALL   DSCRETN   MANAGERS     SOLE    SHARED  NONE
---------------------------------  --------  ---------  ---------  --------- ---  ----  ---------  --------  ---------  ------  ----
AGCO CORPCMN                         COM     001084102  3,250,000    170,000 SH           170,000              170,000
ACTION PERFORMANCE COMPANIES ICMN    COM     004933107    176,000     20,000 SH            20,000               20,000
ADOLOR CORPCMN                       COM     00724X102  1,480,000    160,000 SH           160,000              160,000
APPLIED MICRO CIRCUITS CORPCMN       COM     03822W109    512,000    200,000 SH           200,000              200,000
ASPEN TECHNOLOGY INCCMN              COM     045327103    442,000     85,000 SH            85,000               85,000
CATALINA MARKETING CORPCOMMON
  STOCK                              COM     148867104  2,160,000     85,000 SH            85,000               85,000
CLEAN HARBORS INCCMN                 COM     184496107  4,770,000    220,000 SH           220,000              220,000
COGENT, INC.CMN                      COM     19239Y108  3,426,000    120,000 SH           120,000              120,000
CREE RESEARCH INCCMN                 COM     225447101    509,000     20,000 SH            20,000               20,000
DESARROLLADORA HOMEX S A DE
  CVSPONSORED ADR CMN                COM     25030W100  1,097,000     40,000 SH            40,000               40,000
DIRECT GENERAL CORPORATIONCMN        COM     25456W204    931,000     50,000 SH            50,000               50,000
DYNEGY INCCMN CLASS A                COM     26816Q101    389,000     80,000 SH            80,000               80,000
FIDELITY NATIONAL FINANCL INCCMN     COM     316326107  4,283,000    120,000 SH           120,000              120,000
FLORIDA ROCK IND INCCMN              COM     341140101  1,687,000     23,000 SH            23,000               23,000
GENESIS MICROCHIP INC DELCMN         COM     37184C103    185,000     10,000 SH            10,000               10,000
INTERFACE INC CL ACMN CLASS A        COM     458665106    684,000     85,000 SH            85,000               85,000
INTERMIX MEDIA INCCMN                COM     45881X106    419,000     50,000 SH            50,000               50,000
JACUZZI BRANDS INCORD CMN            COM     469865109  1,073,000    100,000 SH           100,000              100,000
LEGG MASON INCCMN                    COM     524901105  3,123,000     30,000 SH            30,000               30,000
MRV COMMUNICATIONS INCCMN            COM     553477100     65,000     30,000 SH            30,000               30,000
THE NASDAQ STOCK MARKET, INC.CMN     COM     631103108  5,847,000    310,000 SH           310,000              310,000
NASH FINCH COCMN                     COM     631158102  4,593,000    125,000 SH           125,000              125,000
NAUTILUS INCCMN                      COM     63910B102    998,000     35,000 SH            35,000               35,000
99 CENTS ONLY STORESCMN              COM     65440K106    890,000     70,000 SH            70,000               70,000
ODYSSEY MARINE EXPLORATION INCCMN    COM     676118102  4,980,000  1,000,000 SH         1,000,000            1,000,000
PRG-SCHULTZ INTERNATIONAL INCCMN     COM     69357C107     56,000     20,000 SH            20,000               20,000
PALOMAR MEDICAL TECHNOLOGIES(NEW)    COM     697529303     82,000      3,428 SH             3,428                3,428
RITE AID CORPCMN                     COM     767754104    334,000     80,000 SH            80,000               80,000
ST. JOE COMPANYCMN                   COM     790148100  2,446,000     30,000 SH            30,000               30,000
SIRIUS SATELLITE RADIO INCCMN        COM     82966U103    324,000     50,000 SH            50,000               50,000
CALL/PCU(PCULH) @40 EXP12/17/2005    CALL    843611104    306,000        600 SH   CALL        600                  600
TELEWEST GLOBAL, INC.CMN             COM     87956T107  5,695,000    250,000 SH           250,000              250,000
VALENCE TECHNOLOGY INC.CMN           COM     918914102    280,000    100,000 SH           100,000              100,000
VIVUS INCCMN                         COM     928551100     92,000     25,000 SH            25,000               25,000
WORLD AIR HLDGS INCCMN               COM     98142V104  5,508,000    470,000 SH           470,000              470,000
WRIGHT EXPRESS CORPORATIONCMN        COM     98233Q105  3,694,000    200,000 SH           200,000              200,000